Share-Based Compensation Expense (Details) - Schedule of Unvested Restricted Stock Units (“RSUs”) Transactions - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Expense (Details) - Schedule of Unvested Restricted Stock Units (“RSUs”) Transactions [Line Items]
Number, Outstanding beginning | shares	1,548,098
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares	$ 11.62
Number, Outstanding ending | shares	1,631,338
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 10.55
Number, Granted | shares	646,433
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 8.51
Number, Vested | shares	(551,522)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 11.21
Number, Forfeited | shares	(11,671)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 9.01